Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accrued Expenses [Abstract]
Employees and payroll accruals	$ 1,724	$ 1,518
Accrued expenses	3,784	2,615
Total other payables and accrued expenses	$ 5,508	$ 4,133